Condensed Consolidated Statements of Operations - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
Revenues
Total revenues		$ 151,546	$ 161,001
Operating expenses
Research and development expenses		(100,735)	(88,732)
Selling expenses		(11,660)	(13,657)
Administrative expenses		(30,291)	(21,967)
Total operating expenses		(259,498)	(229,472)
Loss from operations		(107,952)	(68,471)
Other income, net of other expenses		5,312	4,878
Loss before income taxes and equity in earnings of equity investees		(102,640)	(63,593)
Income tax expense		(2,559)	(2,995)
Equity in earnings of equity investees, net of tax		30,508	11,050
Net loss		(74,691)	(55,538)
Less: Net income attributable to non-controlling interests		(1,771)	(2,731)
Net loss attributable to the Company		$ (76,462)	$ (58,269)
Losses per share attributable to the Company-basic and diluted (US$ per share)	[1]	$ (0.11)	$ (0.09)
Number of shares used in per share calculation-basic and diluted		665,612,400	664,003,277
Third parties
Revenues
Total revenues		$ 145,839	$ 148,450
Related parties
Revenues
Total revenues		5,707	12,551
Goods | Third parties
Revenues
Total revenues		130,225	114,623
Operating expenses
Costs of goods and services		(111,165)	(95,128)
Goods | Related parties
Revenues
Total revenues		5,334	5,243
Operating expenses
Costs of goods and services		(3,718)	(3,685)
Commercialization services | Third parties
Revenues
Total revenues		2,584	8,246
Operating expenses
Costs of goods and services		(1,929)	(6,303)
Collaboration research and development services | Third parties
Revenues
Total revenues		10,468	25,581
Research and development services | Related parties
Revenues
Total revenues		373	$ 7,308
Other collaboration revenue from royalties | Third parties
Revenues
Total revenues		$ 2,562

[1]	Note: The losses per share attributable to the Company—basic and diluted presented were adjusted retroactively for the nine months ended September 30, 2018 to take into account the share split approved by ordinary resolution at the Extraordinary General Meeting of the Company held on May 29, 2019, pursuant to which each ordinary share was subdivided into 10 ordinary shares with effect from May 30, 2019.